Supplement dated December 1, 2025 to the

Prospectus and Statement of Additional Information, each dated July 31, 2025.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 1X Short SPY Monthly ETF
Tradr 2X Short SPY Monthly ETF
Tradr 2X Short Innovation 100 Monthly ETF
Tradr 1.75X Long FXI Monthly ETF
Tradr 2X Long IWM Monthly ETF
Tradr 2X Long XLK Monthly ETF
Tradr 2X Long XLF Monthly ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.